ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and the results of operations of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	¥ 425,976		¥ 533,481	¥ 3,571,745			$ 59,997
Prepayments and other current assets	674,100		777,842				94,945
Inventories	7,794		16,480				1,098
Total current assets	3,090,197		3,262,942				435,245
Non-current assets:
Non-current deposits	81,869		50,767				11,531
Operating lease right-of-use assets	1,293,526		1,743,798				182,189
Property and equipment, net	624,205		784,732				87,917
Intangible assets, net	93,173		75,553				13,123
Long-term investments	156,859		156,859				22,093
Other non-current assets	46,913		75,666				6,608
Restricted cash	812,371		1,545,605	1,069,244			114,420
Total non-current assets	3,163,365		4,527,303				445,550
Total assets	6,253,562		7,790,245				880,795
Current liabilities:
Accrued expenses and other liabilities	1,091,573		1,145,654				153,745
Customer advances and deposits and deferred revenue	288,184		277,737				40,590
Operating lease liabilities	523,790		544,262				73,774
Financing lease liabilities	418		11,873				59
Short - term bank loans	401,755		183,270		¥ 220,000	$ 30,986	56,586
Total current liabilities	4,852,198		4,197,647				683,418
Financing lease liabilities	1,231		26,024				173
Long-term bank loan	159,729		928,894				22,497
Other non-current liabilities	22,837		18,752				3,216
Total non-current liabilities	1,471,273		2,788,852				207,224
Total liabilities	6,323,471		6,986,499				890,642
Total revenue	8,315,844	$ 1,171,262	7,744,072	11,425,836
Net loss from continuing operations	(908,606)	(127,976)	(1,464,827)	(1,263,861)
Net income/(loss) from discontinued operations	15,222	2,144	(38,464)	1,473,489
Net cash(used in) generated from continuing operating activities	(545,092)	(76,777)	(1,051,662)	(891,135)
Net cash used in discontinued operating activities			(66,174)	(1,912,826)
Net cash used in continuing investing activities	628,975	88,589	150,756	4,990,734
Net cash used in discontinued investing activities				(448,016)
Net cash generated from (used in) continuing financing activities	(353,486)	(49,787)	(1,948,367)	(237,922)
Net cash generated from discontinued financing activities				(337,838)
Exchange rate effect on cash, cash equivalents and restricted cash in continuing operating activities	37,845	$ 5,332	77,722	¥ (55,970)
Consolidated VIEs
Current assets:
Cash and cash equivalents	9,861		6,562				1,392
Prepayments and other current assets	25,632		33,064				3,619
Inventories	18		44				3
Total current assets	379,296		314,059				53,553
Non-current assets:
Property and equipment, net	118,018		128,672				16,663
Restricted cash	1,460		1,474				206
Total non-current assets	119,478		130,146				16,869
Total assets	498,774		444,205				70,422
Current liabilities:
Accrued expenses and other liabilities	33,230		20,390				4,690
Customer advances and deposits and deferred revenue	34						5
Operating lease liabilities			376
Financing lease liabilities	20		10,383				3
Short - term bank loans	144,755		110,142				20,438
Total current liabilities	628,129		557,504				88,685
Financing lease liabilities	370		24,702				52
Other non-current liabilities	17,346		438				2,449
Total non-current liabilities	17,716		25,140				2,501
Total liabilities	¥ 645,845		¥ 582,644				91,186
Percentage of revenue contribution by VIE	7.00%	7.00%	5.00%	27.00%
Total revenue	¥ 589,084	$ 82,971	¥ 380,358	¥ 19,603,406
Net loss from continuing operations	(8,707)	(1,226)	(12,182)	(104,999)
Net income/(loss) from discontinued operations				(1,936,791)
Net cash(used in) generated from continuing operating activities	158,887	22,379	152,483	(266,070)
Net cash used in discontinued operating activities				(1,938,454)
Net cash used in continuing investing activities	(37,916)	(5,340)	(28,269)	(349,795)
Net cash used in discontinued investing activities				(448,016)
Net cash generated from (used in) continuing financing activities	(117,680)	(16,575)	(252,218)	242,350
Net cash generated from discontinued financing activities				2,136,199
Exchange rate effect on cash, cash equivalents and restricted cash in continuing operating activities	(8)		176	(18)
Consolidated VIEs | Continuing operations
Current liabilities:
Total revenue	589,084	82,971	380,358	3,116,599
Consolidated VIEs | Discontinued operations
Current liabilities:
Total revenue				16,486,807
Nonrelated Party
Current assets:
Accounts and notes receivable, net	829,802		691,324				116,875
Current liabilities:
Amounts due to related parties	1,640,864		1,430,004				231,110
Total revenue	8,029,690	1,130,958	7,347,297	10,886,138
Nonrelated Party | Consolidated VIEs
Current assets:
Accounts and notes receivable, net	41,767		41,357				5,897
Current liabilities:
Amounts due to related parties	45,719		22,379				6,456
Related Parties
Current assets:
Accounts and notes receivable, net	60,394		76,368				8,506
Current liabilities:
Amounts due to related parties	1,119		1,315				158
Total revenue	286,154	$ 40,304	396,775	¥ 539,698
Related Parties | Consolidated VIEs
Current assets:
Accounts and notes receivable, net	302,018		233,032				42,642
Current liabilities:
Amounts due to related parties	¥ 404,371		¥ 393,834				$ 57,093